Lease liabilities (Details) $ in Thousands	6 Months Ended
Feb. 28, 2026 USD ($)
Lease Liabilities
Lease Liabilities	$ 2,807
Additions	720
Accretion of lease liabilities	182
Lease payments	(809)
Lease Liabilities	$ 2,900